PREPAID EXPENSES AND OTHER ASSETS	9 Months Ended
Sep. 30, 2021
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS
7.	PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets, current and long-term, consist of:

	September 30, 2021	December 31, 2020
Prepaid sales, general and administrative expenses	$14,404,804	$14,410,183
Prepaid SaaS implementation costs	16,786,702	15,369,165
Deferred reinsurance premiums ceded	3,278,052	—
Media content	3,000,499	—
Other	10,258,738	5,043,395
Prepaid expenses and other assets	$47,728,795	$34,822,743